                                Delaware
                                Investments(SM)
                                --------------------------------------
                                A member of Lincoln Financial Group(R)













                                Lincoln National

                                Variable Annuity Fund A

                                Semi-Annual Report

                                June 30, 2002



                                Variable Annuity Fund A

Lincoln National


Variable Annuity Fund A



Index

     Commentary                                                        1

     Statement of Net Assets                                           2

     Statement of Assets and Liabilities                               5

     Statement of Operations                                           6

     Statements of Changes in Net Assets                               6

     Notes to Financial Statements                                     7

Lincoln National

Variable Annuity Fund A


Semi-Annual Portfolio Commentary

For the six months ended June 30, 2002


                         Delaware
                         Investments(SM)
Managed by:              --------------------------------------
                         A member of Lincoln Financial Group(R)


The Fund had a return of -14.4% for the first six months of 2002, while its style-specific index, the Russell 1000* Index returned -12.8%, and a broader market index, the S&P 500 Index**, returned -13.2%. Stock selection in the finance and capital goods sectors contributed positively to the Fund's performance, specifically those included Tyco International, Cooper Industries and Washington Mutual. Holdings in the media and technology sectors, including AOL Time Warner, Electronic Data Systems and Converse Technology, detracted from performance.

Despite continuing signs of economic recovery in the U.S., equity markets continued to decline during the first half of 2002. The S&P 500** was virtually unchanged during a volatile first quarter of 2002, but experienced a steep decline in the second quarter as investors focused on international instability as well as a series of high profile accounting scandals. The S&P 500** index was down 13.4% for the quarter ended June 30, 2002 as news broke of major accounting fraud at WorldCom and Adelphia Communications and tensions rose between India and Pakistan and in the Middle East.

Looking forward, we maintain a positive long-term view on the economy and the markets. Although it appears that the markets in the very near term will remain focused on international instability and trust in corporate America, we feel that continued signs of strength in the economy and corporate profits will drive the market. As a result we remain committed to our process - blending quantitative screening, fundamental research and risk control - and envision no wholesale changes to the Fund. We continue to hold positions in defensive issues to weather the likely short-term volatility in the market and also more economically sensitive issues to participate in the anticipated improvement in the overall economy.


J. Paul Dokas




* Russell 1000 Index - Measures the performance of the largest 1000 companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. An investor cannot invest directly in the above index/indexes which is/are unmanaged.

** The S&P 500 Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized unmanaged index of common stock prices.

The Fund invests predominantly in large-sized companies. Accordingly, the Fund's performance can be compared to the performance of the Russell 1000 Index.


                           Variable Annuity Fund A  1

Lincoln National

Variable Annuity Fund A

Statement of Net Assets
June 30, 2002 (Unaudited)


                                                         Number       Market
Common Stock- 99.60%                                   of Shares      Value
--------------------------------------------------------------------------------
Aerospace & Defense - 2.96%
--------------------------------------------------------------------------------
  Boeing                                                 11,600   $      522,000
  General Dynamics                                        1,500          159,525
  Honeywell International                                16,900          595,387
  Lockheed Martin                                         2,900          201,550
  Raytheon                                                4,600          187,450
  Textron                                                 4,100          192,290
  United Technologies                                     7,900          536,410
--------------------------------------------------------------------------------
                                                                       2,394,612
Automobiles & Automotive Parts - 1.67%
--------------------------------------------------------------------------------
+ AutoNation                                             16,500          239,250
  Cooper Industries                                       5,700          224,010
  Dana                                                    9,400          171,926
  Delphi                                                 11,000          145,200
  Ford Motor                                             18,954          303,264
  General Motors                                          5,000          267,250
--------------------------------------------------------------------------------
                                                                       1,350,900
Banking & Finance - 16.40%
--------------------------------------------------------------------------------
+ Affiliated Managers                                     2,100          129,150
  American Express                                        6,600          239,712
  AmSouth Bancorporation                                 13,100          293,178
  Associated Banc-Corp                                    7,480          282,071
  Bank of America                                        16,800        1,182,047
  Bank of New York                                       14,000          472,500
  Bank One                                                9,195          353,824
  Capital One Financial                                   3,700          225,885
  Charles Schwab                                          7,600           85,120
  Citigroup                                              45,597        1,766,883
  Coutrywide Credit                                       3,500          168,875
  Fannie Mae                                              9,300          685,875
  Fleet Boston Financial                                 13,039          421,812
  Freddie Mac                                             8,700          532,440
  GreenPoint Financial                                    3,300          162,030
  Household International                                 2,100          104,370
  JP Morgan Chase                                        24,040          815,437
  MBNA                                                    9,300          307,551
  Merrill Lynch                                          10,800          437,400
  Morgan Stanley Dean Witter                             18,300          788,364
  National City                                           8,000          266,000
  Popular                                                 6,900          232,392
  Regions Financial                                       4,000          140,600
  SLM                                                     1,100          106,590
  Suntrust Banks                                          2,600          176,072
  Union Planters                                          8,700          281,619
  US Bancorp                                             21,663          505,831
  Wachovia                                               16,000          610,880
  Washington Mutual                                      17,500          649,425
  Wells Fargo                                            17,200          861,032
--------------------------------------------------------------------------------
                                                                      13,284,965
Buildings & Materials - 0.10%
--------------------------------------------------------------------------------
+ D.R. Horton                                             3,100           80,693
--------------------------------------------------------------------------------
                                                                          80,693
Business Services - 0.45%
--------------------------------------------------------------------------------
+ Cendant                                                22,700          360,476
--------------------------------------------------------------------------------
                                                                         360,476
Cable, Media & Publishing - 2.65%
--------------------------------------------------------------------------------
+ AOL Time Warner                                        42,550          625,911
+ Cablevision Systems Class A                            12,500          118,250
+ Clear Channel Communications                            2,800           89,656
+ Comcast Special Class A                                11,400          271,776
+ Liberty Media - Class A                                31,300          297,350
  The News Corporation ADR                               11,400          261,402
  Tribune                                                 1,900           82,650
+ Viacom Class B                                          9,000          399,330
--------------------------------------------------------------------------------
                                                                       2,146,325


                                                        Number        Market
Chemicals - 1.83%                                      of Shares      Value
--------------------------------------------------------------------------------
  Air Products & Chemicals                                 2,600   $     131,222
  Dow Chemical                                             8,600         295,668
  Du Pont (E.I.) de Nemours                               10,900         483,960
  Ecolab                                                   2,400         110,952
  Lubrizol                                                 3,100         103,850
  Praxair                                                  2,700         153,819
  Sigma-Aldrich                                            4,100         205,615
--------------------------------------------------------------------------------
                                                                       1,485,086
Computers & Technology - 10.03%
--------------------------------------------------------------------------------
  Autodesk                                                12,600         166,950
  Automatic Data Processing                                5,600         243,880
+ Cadence Design Systems                                   6,500         104,780
+ Dell Computer                                           22,100         577,694
  Electronic Data Systems                                 10,500         390,075
+ Electronics Arts                                         3,300         217,965
+ EMC                                                     14,500         109,475
+ Emulex                                                   3,300          74,283
  First Data                                               7,700         289,982
+ Fiserv                                                   5,400         198,234
  Hewlett-Packard                                         23,297         355,978
  International Business Machines                         16,600       1,195,200
+ Lexmark International Group A                            3,500         190,400
+ Micron Technology                                       12,100         244,662
+ Microsoft                                               43,600       2,384,920
+ Oracle                                                  68,500         648,695
  Pitney Bowes                                             6,800         270,096
+ Rational Software                                        7,200          59,112
+ Sun Microsystems                                        20,600         103,206
+ SunGard Data Systems                                     3,500          92,680
+ Veritas Software                                         9,897         195,862
--------------------------------------------------------------------------------
                                                                       8,114,129
Consumer Products - 2.21%
--------------------------------------------------------------------------------
  Clorox                                                   4,300         177,805
  Gillette                                                10,100         342,087
  Maytag                                                   5,200         221,780
  Procter & Gamble                                        11,700       1,044,810
--------------------------------------------------------------------------------
                                                                       1,786,482
Diversified REITs - 0.35%
--------------------------------------------------------------------------------
  Crescent Real Estate Equities                            6,200         115,940
  Duke-Weeks Realty                                        5,900         170,805
--------------------------------------------------------------------------------
                                                                         286,745
Electronics & Electrical Equipment - 7.60%
--------------------------------------------------------------------------------
+ Altera                                                  11,100         150,960
+ Applied Materials                                       17,700         336,654
  Emerson Electric                                         2,300         123,073
  General Electric                                       103,600       3,009,580
+ Gentex                                                   3,600          98,892
  Intel                                                   71,000       1,297,170
+ Kla-Tencor                                               2,000          87,980
  Koninklijke Philips Electronics -
   NY Share                                                3,600          99,360
  Linear Technology                                        4,000         125,720
  Symbol Technologies                                     31,800         270,300
  Texas Instruments                                       20,640         489,168
+ Xilinx                                                   2,900          65,047
--------------------------------------------------------------------------------
                                                                       6,153,904
Energy - 6.54%
--------------------------------------------------------------------------------
  Anadarko Petroleum                                       1,900          93,670
  Apache                                                   4,050         232,794
  Burlington Resources                                     4,800         182,400
  Chevron Texaco                                          11,199         991,112
  Devon Energy                                             1,900          93,632
  Diamond Offshore Drilling                                3,000          85,500
  El Paso                                                  5,200         107,172
  Exxon Mobil                                             62,900       2,573,868
  Kerr-McGee                                               2,400         128,520
  Marathon Oil                                             5,400         146,448
+ Noble                                                    4,500         173,700
  Phillips Petroleum                                       2,500         147,200
  Tidewater                                                5,600         184,352
  Valero Energy                                            4,000         149,680
--------------------------------------------------------------------------------
                                                                       5,290,048
Environmental Services - 0.64%
--------------------------------------------------------------------------------
+ Republic Services Class A                               14,800         282,236
  Waste Management                                         8,900         231,845
--------------------------------------------------------------------------------
                                                                         514,081



                           Variable Annuity Fund A  2


                                                           Number      Market
Food, Beverage & Tobacco - 5.69%                         of Shares     Value
--------------------------------------------------------------------------------
  Adolph Coors                                             4,400   $     274,120
  Anheuser-Busch                                           3,200         160,000
  Archer-Daniels-Midland                                  17,340         221,779
  Campbell Soup                                            4,600         127,236
  Coca-Cola                                               19,000       1,064,000
  ConAgra                                                 11,300         312,445
  Kellogg                                                  7,600         272,536
  Kraft Foods Class A                                      8,100         331,695
  PepsiCo                                                 12,300         592,860
  Philip Morris                                           23,600       1,030,848
  RJ Reynolds Tobacco Holdings                             4,100         220,375
--------------------------------------------------------------------------------
                                                                       4,607,894
Healthcare & Pharmaceuticals - 14.42%
--------------------------------------------------------------------------------
  Abbott Laboratories                                     14,500         545,925
  AmerisourceBergen-Class A                                3,000         228,000
+ Amgen                                                   10,500         439,740
  Baxter International                                     4,400         195,536
  Becton Dickinson                                        10,800         372,060
  Bristol-Myers Squibb                                    25,600         657,920
  Cardinal Health                                          3,450         211,865
+ Caremark RX                                             19,600         323,400
  Eli Lilly                                                4,200         236,880
+ Genentech                                                7,200         241,200
+ Guidant                                                  9,800         296,254
  HCA                                                      7,200         342,000
+ Health Net                                               3,100          82,987
+ Healthsouth                                             23,000         294,170
  Hillenbrand Industries                                   3,000         168,450
+ Ivax                                                    10,100         109,080
  Johnson & Johnson                                       26,600       1,390,115
  Medtronic                                                8,262         354,027
  Merck                                                   23,000       1,164,720
  Pfizer                                                  66,500       2,327,499
  Pharmacia                                               16,200         606,690
+ Priority Healthcare - Class B                            4,500         105,750
+ Quest Diagnostics                                        2,200         189,310
  Schering-Plough                                         16,200         398,520
+ Tenet Healthcare                                         1,800         128,790
  Wyeth                                                    5,000         256,000
--------------------------------------------------------------------------------
                                                                      11,666,888
Hotels/Diversified Reits - 0.16%
--------------------------------------------------------------------------------
+ Host Marriott                                           11,200         126,560
--------------------------------------------------------------------------------
                                                                         126,560
Industrial Machinery - 0.19%
--------------------------------------------------------------------------------
  Caterpillar                                              1,700          83,215
+ Lam Research                                             4,100          73,718
--------------------------------------------------------------------------------
                                                                         156,933
Insurance - 3.94%
--------------------------------------------------------------------------------
  Allstate                                                10,400         384,592
  American International                                  18,500       1,262,255
  Cigna                                                    2,900         282,518
  John Hancock Financial Services                          7,900         278,080
  Marsh & McLennan                                         1,200         115,920
  MBIA                                                     2,500         141,325
  Metlife                                                  7,700         221,760
  Old Republic International                               9,100         286,650
+ Travelers Property Casualty  -
   Class A                                                12,100         214,170
--------------------------------------------------------------------------------
                                                                       3,187,270
Leisure, Lodging & Entertainment - 0.83%
--------------------------------------------------------------------------------
  Polaris                                                  1,200          78,000
  Walt Disney                                             31,100         587,790
--------------------------------------------------------------------------------
                                                                         665,790
Metals & Mining - 0.46%
--------------------------------------------------------------------------------
  Alcoa                                                   11,200         371,280
--------------------------------------------------------------------------------
                                                                         371,280
Miscellaneous - 0.28%
--------------------------------------------------------------------------------
  ServiceMaster                                           10,000         137,200
+ United Rentals                                           4,000          87,200
--------------------------------------------------------------------------------
                                                                         224,400
Office / Industrial REITs - 0.59%
--------------------------------------------------------------------------------
  AMB Property                                             5,000         155,000
  Equity Office Properties Trust                          10,800         325,080
--------------------------------------------------------------------------------
                                                                         480,080


                                                         Number       Market
Paper & Forest Products - 0.68%                         of Shares     Value
--------------------------------------------------------------------------------
  International Paper                                      3,400   $     148,172
  MeadWestvaco                                             4,500         151,020
  Temple-Inland                                            4,300         248,798
--------------------------------------------------------------------------------
                                                                         547,990
Retail - 6.97%
--------------------------------------------------------------------------------
  Albertson's                                              8,300         252,818
+ BJ's Wholesale Club                                      2,500          96,250
  Circuit City Stores                                     16,000         300,000
  CVS                                                      9,500         290,700
+ Federated Department Stores                              8,900         353,330
  Home Depot                                              26,700         980,691
  JC Penney                                                4,800         105,696
+ Kroger                                                  15,400         306,460
  McDonald's                                              11,500         327,175
+ Petsmart                                                 5,100          81,345
+ Safeway                                                 13,000         379,470
  Sears, Roebuck                                           4,800         260,640
  Target                                                   5,300         201,930
  TJX                                                      8,600         168,646
  Wal-Mart Stores                                         26,200       1,441,262
+ YUM! Brands                                              3,400          99,450
--------------------------------------------------------------------------------
                                                                       5,645,863
Telecommunications - 7.27%
--------------------------------------------------------------------------------
+ A T & T Wireless Services                               14,800          86,580
  AT & T                                                  18,400         196,880
  BellSouth                                               16,500         519,750
  CenturyTel                                               7,900         233,050
+ Cisco Systems                                           74,300       1,036,485
+ Comverse Technology                                     26,800         248,168
+ Crown Castle                                            38,900         152,877
  Harris                                                   4,300         156,305
+ Lucent Technologies                                     77,100         127,986
  Motorola                                                27,500         396,550
+ Qualcomm                                                 3,600          98,964
  SBC Communications                                      38,063       1,160,922
  Scientific-Atlanta                                       9,900         162,855
+ Sprint PCS                                              22,800         101,916
  Verizon Communications                                  30,036       1,205,945
--------------------------------------------------------------------------------
                                                                       5,885,233
Textiles, Apparel & Furniture - 0.76%
--------------------------------------------------------------------------------
  Newell Rubbermaid                                        9,000         315,540
  Nike                                                     2,600         139,490
  V F                                                      4,000         156,840
--------------------------------------------------------------------------------
                                                                         611,870
Transportation & Shipping - 0.98%
--------------------------------------------------------------------------------
  Alexander & Baldwin                                      7,500         193,500
  Burlington Northern Santa Fe                             8,200         246,000
  FedEx                                                    1,700          90,780
  Union Pacific                                            4,200         265,776
--------------------------------------------------------------------------------
                                                                         796,056
Utilities - 2.95%
--------------------------------------------------------------------------------
+ Calpine                                                 40,600         285,418
  Consolidated Edison                                      4,100         171,175
  Dominion Resources                                       4,800         316,704
  Duke Energy                                              5,900         183,490
  Exelon                                                   5,300         277,190
  FirstEnergy                                              9,900         330,462
  Keyspan                                                  4,500         169,425
  Potomac Electric Power                                  15,700         337,236
  Public Service Enterprise Group                          4,500         194,850
  TXU                                                      2,300         118,220
--------------------------------------------------------------------------------
                                                                       2,384,170
Total Common Stock
 (cost $78,863,736)                                                   80,606,723
--------------------------------------------------------------------------------



                           Variable Annuity Fund A  3


                                                                     Market
                                                                     Value
--------------------------------------------------------------------------------
Total Market Value of Securities - 99.60%
 (Cost $78,863,736)                                               $   80,606,723
--------------------------------------------------------------------------------
Receivables and Other Assets Net of
 Liabilities - 0.40%                                                     326,752
--------------------------------------------------------------------------------
Net Assets - 100.00%                                              $   80,933,475
--------------------------------------------------------------------------------
Net Assets are represented by:
Value of accumulation units:
 5,119,737 units at $14.594 unit value                            $   74,716,949
Annuity reserves:
  98,448 units at $14.594 unit value                                   1,436,744
 247,978 units at $19.275 unit value
                                                                       4,779,782
 346,426 Total units


--------------------------------------------------------------------------------

                                                                  $   80,933,475
--------------------------------------------------------------------------------


+ Non-income producing security for the period ended June 30, 2002.

See accompanying notes to financial statement




                           Variable Annuity Fund A  4

Lincoln National Variable Annuity Fund A



Statement of Assets and Liabilities

June 30, 2002 (Unaudited)

Assets:
 Investments at market (cost $78,863,736)                            $80,606,723
--------------------------------------------------------------------------------
 Cash                                                                     24,551
--------------------------------------------------------------------------------
 Dividends and interest receivable                                        97,292
--------------------------------------------------------------------------------
 Receivable for securities sold                                        5,837,731
--------------------------------------------------------------------------------
 Total assets                                                         86,566,297
--------------------------------------------------------------------------------
Liabilities:
 Liquidations payable                                                      2,528
--------------------------------------------------------------------------------
 Payable for securities purchased                                      5,621,812
--------------------------------------------------------------------------------
 Other accounts payable and accrued expenses                               8,482
--------------------------------------------------------------------------------
 Total liabilities                                                     5,632,822
--------------------------------------------------------------------------------
Total net assets                                                     $80,933,475
--------------------------------------------------------------------------------





See accompanying notes to financial statements.


                           Variable Annuity Fund A  5

Lincoln National Variable Annuity Fund A



Statement of Operations

Period ended June 30, 2002 (Unaudited)


Investment income:
 Dividends                                                          $    689,088
--------------------------------------------------------------------------------
 Interest                                                                     97
--------------------------------------------------------------------------------
                                                                         689,185
--------------------------------------------------------------------------------
Expenses:
 Investment management services                     $     147,537
--------------------------------------------------------------------------------
 Mortality and expense guarantees                         434,915        582,452
--------------------------------------------------------------------------------
 Net investment income                                                   106,733
--------------------------------------------------------------------------------
Net realized and unrealized loss on investments
 Net realized loss on investments                      (5,247,694)
--------------------------------------------------------------------------------
 Decrease in net unrealized appreciation/
  depreciation of investments                          (8,552,547)
--------------------------------------------------------------------------------
Net realized and unrealized loss on investments                      (13,800,241)
--------------------------------------------------------------------------------
Net decrease in net assets resulting from
  operations                                                        $(13,693,508)
--------------------------------------------------------------------------------



Statements of Changes in Net Assets


                                                     Period ended
                                                     6/30/02        Year ended
                                                     (Unaudited)    12/31/01
                                                     ---------------------------
Changes from operations:
 Net investment income                               $    106,733   $    121,797
--------------------------------------------------------------------------------
 Net realized loss on investments                      (5,247,694)    (7,267,608)
--------------------------------------------------------------------------------
 Decrease in net unrealized appreciation/
  depreciation of investments                          (8,552,547)    (7,029,282)
--------------------------------------------------------------------------------
Net decrease in net assets resulting from
  operations                                          (13,693,508)   (14,175,093)
--------------------------------------------------------------------------------
Net decrease from equity transactions                  (3,598,244)    (9,725,120)
--------------------------------------------------------------------------------
Total decrease in net assets                          (17,291,752)   (23,900,213)
--------------------------------------------------------------------------------
Net assets at beginning of year                        98,225,227    122,125,440
--------------------------------------------------------------------------------
Net assets at end of year                            $ 80,933,475   $ 98,225,227
--------------------------------------------------------------------------------





See accompanying notes to financial statements.


                           Variable Annuity Fund A  6

Lincoln National Variable Annuity Fund A


Notes to Financial Statements

June 30, 2002 (Unaudited)


1. Significant Accounting Policies

The Fund: The Lincoln National Variable Annuity Fund A (Fund) is a segregated investment account of The Lincoln National Life Insurance Company. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund's investment objective is to maximize long-term growth of capital. The Fund invests primarily in equity securities diversified over industries and companies.

Investments: All equity securities are valued at the last quoted sales price as of the regular close of the New York Stock Exchange on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Managers.

Federal Income Taxes: Operations of the Fund form a part of, and are taxed with, operations of The Lincoln National Life Insurance Company, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the investment income and gains on investments of the Fund. Accordingly, no provision for any such liability has been made.

Income: Dividends are recorded as earned on the ex-dividend date and interest is accrued as earned.

Annuity Reserves: Reserves on contracts not involving life contingencies are calculated using assumed investment rates of 3.5%, 4.5%, 5%, or 6%. Reserves on contracts involving life contingencies are calculated using the Progressive Annuity Table with the age adjusted for persons born before 1900 or after 1919 and assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investments

The aggregate cost of investments purchased and the aggregate proceeds from investments sold (exclusive of short-term investments) during the period ended June 30, 2002 amounted to $31,393,556 and $35,156,096, respectively.

3. Expenses and Sales Charges

Amounts are paid to The Lincoln National Life Insurance Company for investment management services at the rate of .000885% of the current value of the Fund per day (0.323% on an annual basis) and for mortality and expense guarantees at the rate of .002745% of the current value of the Fund per day (1.002% on an annual basis). In addition, The Lincoln National Life Insurance Company retained $2,132 from the proceeds of the sale of annuity contracts during the period for sales and administrative charges. Accordingly the Lincoln National Life Insurance Company is responsible for all sales, general, and administrative expenses applicable to the Fund.

The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interesting bearing accounts. For the period ended June 30, 2002, the custodial fee offset arrangement was not material to either expenses or to the calculation of average net assets and the ratio of expenses to average net assets.


                           Variable Annuity Fund A  7

4. Net assets

Net assets at June 30, 2002 consisted of the following:

                     Equity transactions                                               $(209,889,087)
                     Accumulated net investment income                                    74,318,440
                     Accumulated net realized gain on investments                        214,761,135
                     Net unrealized appreciation of investments                            1,742,987
                                                                                        -------------
                                                                                        $ 80,933,475
                                                                                        ============



5. Summary of Changes in Equity Transactions

                                                               Period ended                  Year ended
                                                                  6/30/02                     12/31/01
                                                                  -------                     --------
                                                          Units          Amount         Units         Amount
                                                        ---------    -------------    ---------   -------------
 Accumulation Units:
  Balance at beginning of period                        5,304,630    $(193,282,004)   5,786,791   $(184,627,698)
  Contract purchases                                       17,064          283,999       27,385         478,343
  Terminated contracts                                   (201,957)      (3,347,897)    (509,546)     (9,132,649)
                                                         ------------------------------------------------------
 Balance at end of period                               5,119,737    $(196,345,902)   5,304,630   $(193,282,004)
                                                         ======================================================
 Annuity Reserves:
  Balance at beginning of period                          373,397     $(13,008,839)     425,574    $(11,938,025)
  Annuity payments                                        (26,971)        (534,346)     (52,177)     (1,070,814)
                                                         ------------------------------------------------------
 Balance at end of period                                 346,426     $(13,543,185)     373,397    $(13,008,839)
                                                         ======================================================





6. Supplemental information - selected per unit data and ratios

The following is selected financial data for an accumulation unit outstanding throughout each year:

                                                                        Period                  Year ended December 31,
                                                                        ended      ------------------------------------------------
                                                                       6/30/02     2001       2000       1999      1998       1997
                                                                       -------    -------   -------    -------    -------   -------
Investment income                                                      $ 0.124    $ 0.249   $ 0.265    $ 0.283    $ 0.301   $ 0.286
Expenses                                                                 0.105      0.228     0.275      0.256      0.217     0.178
                                                                        -----------------------------------------------------------
Net investment income (loss)                                             0.019      0.021    (0.010)     0.027      0.084     0.108
Net realized and unrealized gain (loss) on investments                  (2.473)    (2.354)   (2.454)     3.106      3.028     3.755
                                                                        -----------------------------------------------------------
Increase (decrease) in accumulation unit value                          (2.594)    (2.333)   (2.464)     3.133      3.112     3.863
Accumulation unit value at beginning of year                           $17.048     19.381    21.845     18.712     15.600    11.737
                                                                        -----------------------------------------------------------
Accumulation unit value at end of year                                 $14.594    $17.048   $19.381    $21.845    $18.712   $15.600
                                                                        ===========================================================
Ratio of expenses to average net assets*                                 1.25%      1.28%     1.28%      1.28%      1.28%     1.27%
Ratio of net investment income (loss) to average net assets*             0.23%      0.12%    (0.05%)     0.14%      0.49%     0.77%
Portfolio turnover rate*                                                69.18%     78.03%    66.67%     21.46%     31.10%    32.56%
Number of accumulation units outstanding at end of year (expressed
  in thousands)
   Accumulation units:                                                   5,120      5,305     5,787      6,366      7,176     7,723
   Reserve units:                                                          346        373       426        472        530       600


* Annualized


                           Variable Annuity Fund A  8